Fixed Assets (Details) - Schedule of Fixed Assets - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Cost
Balance beginning	€ 405,113	€ 365,301
Additions	63,759	45,356
Transfer to disposal groups held for sale	(18)
Effect of changes in exchange rates	(6,127)	(5,544)
Balance ending	462,727	405,113
Cost [Member] | Photovoltaic plants [Member]
Cost
Balance beginning	266,062	251,027
Additions	19,762	15,036
Transfer to disposal groups held for sale
Effect of changes in exchange rates	(108)	(1)
Balance ending	285,716	266,062
Cost [Member] | Pumped storage [Member]
Cost
Balance beginning	102,472	78,892
Additions	42,178	29,124
Transfer to disposal groups held for sale
Effect of changes in exchange rates	(6,019)	(5,544)
Balance ending	138,631	102,472
Cost [Member] | Biogas plants [Member]
Cost
Balance beginning	36,355	35,192
Additions	1,792	1,163
Transfer to disposal groups held for sale
Effect of changes in exchange rates
Balance ending	38,147	36,355
Cost [Member] | Office furniture and equipment [Member]
Cost
Balance beginning	224	190
Additions	27	33
Transfer to disposal groups held for sale	(18)
Effect of changes in exchange rates		1
Balance ending	233	224
Depreciation [Member]
Cost
Balance beginning	39,357	24,404
Depreciation for the year	15,405	14,954
Transfer to disposal groups held for sale	(18)
Effect of changes in exchange rates	1	(1)
Balance ending	54,745	39,357
Depreciation [Member] | Photovoltaic plants [Member]
Cost
Balance beginning	29,530	17,297
Depreciation for the year	12,736	12,233
Transfer to disposal groups held for sale
Effect of changes in exchange rates
Balance ending	42,266	29,530
Depreciation [Member] | Pumped storage [Member]
Cost
Balance beginning
Depreciation for the year
Transfer to disposal groups held for sale
Effect of changes in exchange rates
Balance ending
Depreciation [Member] | Biogas plants [Member]
Cost
Balance beginning	9,652	6,952
Depreciation for the year	2,644	2,700
Transfer to disposal groups held for sale
Effect of changes in exchange rates
Balance ending	12,296	9,652
Depreciation [Member] | Office furniture and equipment [Member]
Cost
Balance beginning	175	155
Depreciation for the year	25	21
Transfer to disposal groups held for sale	(18)
Effect of changes in exchange rates	1	(1)
Balance ending	183	175
Carrying amounts [Member]
Cost
Balance beginning	365,756	340,897
Balance ending	407,982	365,756
Carrying amounts [Member] | Photovoltaic plants [Member]
Cost
Balance beginning	236,532	233,730
Balance ending	243,450	236,532
Carrying amounts [Member] | Pumped storage [Member]
Cost
Balance beginning	102,472	78,892
Balance ending	138,631	102,472
Carrying amounts [Member] | Biogas plants [Member]
Cost
Balance beginning	26,703	28,240
Balance ending	25,851	26,703
Carrying amounts [Member] | Office furniture and equipment [Member]
Cost
Balance beginning	49	35
Balance ending	€ 50	€ 49